SUPPLEMENT TO THE SPARTAN(registered trademark) NEW YORK MUNICIPAL FUNDS' MARCH 31, 1997
PROSPECTUS
       PROPOSED REORGANIZATIONS.    The Board of Trustees of Spartan New
York Municipal Income Fund and Spartan New York Intermediate Municipal Income Fund has unanimously approved Agreements and Plans of Reorganization ("Agreements") between Spartan New York Municipal Income Fund and Fidelity New York Municipal Income Fund, a fund of Fidelity New York Municipal Trust, and between Spartan New York Intermediate Municipal Income Fund and Fidelity New York Municipal Income Fund.
The Agreements provide for the transfer of all of the assets and the assumption of all of the liabilities of Spartan New York Municipal Income Fund and Spartan New York Intermediate Municipal Income Fund by Fidelity New York Municipal Income Fund solely in exchange for the number of shares of Fidelity New York Municipal Income Fund equal in value to the relative net asset value of the outstanding shares of Spartan New York Municipal Income Fund or Spartan New York Intermediate Municipal Income Fund. Following such exchanges, Spartan New York Municipal Income Fund and Spartan New York Intermediate Municipal Income Fund will distribute the Fidelity New York Municipal Income Fund shares to their shareholders pro rata, in liquidation of Spartan New York Municipal Income Fund and Spartan New York Intermediate Municipal Income Fund as provided in the Agreements (the transactions contemplated by the Agreements referred to as the "Reorganizations").
The Reorganizations can be consummated only if, among other things, they are approved by a majority vote of shareholders of the respective fund. A Special Meeting (the "Meeting") of the Shareholders of Spartan New York Municipal Income Fund and Spartan New York Intermediate Municipal Income Fund will be held on December 17, 1997, and approval of the Agreements will be voted on at that time. In connection with the Meeting, Spartan New York Municipal Income Fund and Spartan New York Intermediate Municipal Income Fund will be filing with the Securities and Exchange Commission and delivering to their shareholders of record a Proxy Statement describing the Reorganizations and a Prospectus for Fidelity New York Municipal Income Fund.
If the Agreements are approved at the Meeting and certain conditions required by the Agreements are satisfied, the Reorganizations are expected to become effective on or about January 8, 1998 for Spartan New York Municipal Income Fund and on or about January 15, 1998 for Spartan New York Intermediate Municipal Income Fund. If shareholder approval of any Agreement is delayed due to failure to meet a quorum or otherwise, that Reorganization will become effective, if approved, as soon as practicable thereafter.
In the event either Spartan New York Municipal Income Fund or Spartan New York Intermediate Municipal Income Fund shareholders fail to approve that fund's Agreement, that fund will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of that Fund.
The following changes became effective April 1, 1997:
Spartan New York Municipal Income Fund and Spartan New York Intermediate Municipal Income Fund closed to new accounts pending the Reorganizations. With respect to Spartan New York Municipal Income Fund and Spartan New York Intermediate Municipal Income Fund, the following fees for individual transactions have been eliminated: the $5.00 exchange fee, the $5.00 wire fee, the $5.00 account closeout fee, and the $2.00 checkwriting fee for Spartan New York Intermediate Municipal Income Fund. References to these fees throughout the prospectus are no longer in effect with respect to Spartan New York Municipal Income Fund and Spartan New York Intermediate Municipal Income Fund.
The following information replaces similar information found in "Expenses" beginning on page 5:
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy, sell, or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 31 for an explanation of how and when these charges apply.
Maximum sales charge on purchases                                None
and reinvested distributions

Deferred sales charge on redemptions                             None

Redemption fee (as a % of amount redeemed on shares held less    None
than 180 days)
For Spartan New York Money Market and Spartan New York
Intermediate

For Spartan New York Income                                      .50
                                                                 %

Exchange and wire transaction fees                               $5.00
(for Spartan New York Money Market only)

Checkwriting fee, per check written                              $2.00

(applicable for Spartan New York Money Market)

Account closeout fee (for Spartan New York Money Market only)    $5.00

Annual account maintenance fee                                   $12.0
(for accounts under $2,500)                                      0

THESE FEES ARE WAIVED (except for the redemption fee) if your account balance at the time of the transaction is $50,000 or more.
EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated. Figures for Spartan New York Money Market assume that you leave your account open, and than assume that you close your account at the end of period:
CONVERTIBLE SECURITIES
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

SPARTAN NY INCOME
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.

SUPPLEMENT TO THE FIDELITY NEW YORK MUNICIPAL FUNDS' MARCH 31, 1997
PROSPECTUS
       PROPOSED REORGANIZATION.    The Board of Trustees of Fidelity New
York Insured Municipal Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity New York Insured Municipal Income Fund and Fidelity New York Municipal Income Fund, a fund of Fidelity New York Municipal Trust.
The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity New York Insured Municipal Income Fund by Fidelity New York Municipal Income Fund solely in exchange for the number of shares of Fidelity New York Municipal Income Fund equal in value to the relative net asset value of the outstanding shares of Fidelity New York Insured Municipal Income Fund. Following such exchange, Fidelity New York Insured Municipal Income Fund will distribute the Fidelity New York Municipal Income Fund shares to its shareholders pro rata, in liquidation of Fidelity New York Insured Municipal Income Fund as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization").
The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Fidelity New York Insured Municipal Income Fund will be held on December 17, 1997, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Fidelity New York Insured Municipal Income Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Fidelity New York Municipal Income Fund.
If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about January 22, 1998. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
In the event Fidelity New York Insured Municipal Income Fund shareholders fail to approve the Agreement, Fidelity New York Insured Municipal Income Fund will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the
reorganization or li    q   uidation of Fidelity New York Insured Municipal
Income Fund.
The following changes became effective April 1, 1997:
Fidelity New York Insured Municipal Income Fund closed to new accounts pending the Reorganization.
With respect to Fidelity New York Insured Municipal Income Fund and Fidelity New York Municipal Income Fund, the minimum investments have been changed to the following:
TO OPEN AN ACCOUNT  $10,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans $500
MINIMUM BALANCE $5,000
With respect to Fidelity New York Insured Municipal Income Fund and Fidelity New York Municipal Income Fund, the minimum check amount has been increased to $1,000.
References to the minimums throughout the prospectus are changed to the above minimums with respect to Fidelity New York Insured Municipal Income Fund and Fidelity New York Municipal Income Fund.
The following information replaces similar information found in "Expenses" beginning on page 6:
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your balance falls below $2,500. See "Transaction Details," page 33 for an explanation of how and when these charges apply.
Maximum sales charge on purchases      None
and reinvested distributions

Deferred sales charge on redemptions   None

Exchange Fee                           None

Annual account maintenance fee         $12.0
(for accounts under $2,500)            0

ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page 23).
The following figures are based on historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets. CONVERTIBLE SECURITIES
Management fee (after reimbursement)   0.35
                                       %

12b-1 fee                              None

Other expenses                         0.20
                                       %

Total fund operating expenses          0.55
(after reimbursement)                  %

NEW YORK INCOME
Management fee (after reimbursement)   0.36
                                       %

12b-1 fee                              None

Other expenses                         0.19
                                       %

Total fund operating expenses          0.55
(after reimbursement)                  %

EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated.
CONVERTIBLE SECURITIES
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

NEW YORK INCOME
After 1 year     $ 6

After 3 years    $ 18

After 5 years    $ 31

After 10 years   $ 69

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary. Effective April 1, 1997, FMR voluntarily agreed to implement an expense cap for Fidelity New York Insured Municipal Income Fund and Fidelity New
York Municipal Income. FMR     will reimburse the funds to the extent that
total operating expenses exceed 0.55%. Each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. If these agreements were not in effect, the management fee and total operating expenses would be 0.40% and 0.60%, respectively for New
York Insured and 0.40% and 0.59%, respectively for New York Income   .
Expenses eligible for reimbursement do not include interest, taxes,
brokerage commissions, or extraordinary expense    s.